CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND LOSS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND LOSS
Net income in the year	R$ 10,743,843	R$ 13,347,577	R$ (1,725,691)
Other components of the comprehensive income items that will not be reclassified for income
Financial instruments at fair value through ORA	597,223	56,754
Deffered Income Tax/Social Contribution	(201,704)	(19,296)
Actuarial gains or losses	(1,688,837)	19,105	(114,214)
Deffered Income Tax/Social Contribution on Net Income	913,469
Other components of comprehensive income Items that will not be reclassified to income	(379,849)	56,563	(114,214)
Other components of the comprehensive income items that may be reclassified to profit or loss
Cumulative Conversion Adjustments	12,824	208,656	2,475
Cash flow hedge adjustment	(1,439)	3,153	6,250
Acquisition of investees			(43,801)
Deffered Income Tax/Social Contribution			(36,404)
Fair value of financial instruments available for sale			107,072
Share in comprehensive income of subsidiaries, affiliates and jointly controlled companies	(18,933)	(1,590,057)	67,681
Deferred Income Tax/Social Contribution on Net Income		18,327	(5,023)
Other comprehensive income which may be reclassified to profit or loss	(7,548)	(1,396,575)	108,296
Other components of the comprehensive income in the year	(387,397)	(1,340,012)	(5,918)
Total comprehensive income in the year	10,356,446	12,007,565	(1,731,609)
Portion attributed to controlling shareholders	10,309,727	11,922,366	(1,920,243)
Non-controlling portion	46,719	85,199	188,634
Total comprehensive income in the year	R$ 10,356,446	R$ 12,007,565	R$ (1,731,609)